N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Nationwide Destination Architect 2.0 | 7 Nationwide Lifetime Income Rider
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	This Rate Sheet Supplement should be read and retained with the prospectus for Nationwide DestinationSM Architect 2.0. This Rate Sheet Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the prospectus. If you need another copy of the prospectus please contact Nationwide's Service Center at 1-800-848-6331.Nationwide is issuing this Rate Sheet Supplement to provide the current Lifetime Withdrawal Percentages for the 7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider.The Lifetime Withdrawal Percentages provided below apply to applications signed on or after May 1, 2026.It is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Rate Sheet Supplement has no specified end date and can be superseded at any time. If Nationwide supersedes this Rate Sheet Supplement with a new Rate Sheet Supplement, the new Rate Sheet Supplement will be filed a minimum of 10 business days prior to its effective date.If your application is signed on or after the date shown above, and a new Rate Sheet Supplement is filed with an effective date on or before the date the contract is issued, then based on the optional benefit elected the following will apply:•If the applicable Lifetime Withdrawal Percentages increased, then the higher Lifetime Withdrawal Percentages in effect on the date the contract is issued will be applied to the contract.•However, if any applicable Lifetime Withdrawal Percentages decreased, then the Lifetime Withdrawal Percentages in effect on the date the application is signed will be applied to the contract.If your application was signed prior to the date shown above, please refer to your contract for the Lifetime Withdrawal Percentages that are applicable to your contract, or contact Nationwide's Service Center. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the EDGAR system at www.sec.gov (file number: 333-182494).7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	7% Nationwide Lifetime Income Rider's Lifetime Withdrawal Percentages*	Joint Option for the 7% Nationwide Lifetime Income Rider's Lifetime Withdrawal Percentages*
45 up to 59½	3.35%	3.00%
59½ through 64	4.35%	4.00%
65 through 69	5.35%	5.00%
70 through 74	5.35%	5.00%
75 through 80	5.85%	5.50%
81 and older	6.35%	6.10%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Destination Architect 2.0 | Joint Option for the 7 Nationwide Lifetime Income Rider
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	This Rate Sheet Supplement should be read and retained with the prospectus for Nationwide DestinationSM Architect 2.0. This Rate Sheet Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the prospectus. If you need another copy of the prospectus please contact Nationwide's Service Center at 1-800-848-6331.Nationwide is issuing this Rate Sheet Supplement to provide the current Lifetime Withdrawal Percentages for the 7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider.The Lifetime Withdrawal Percentages provided below apply to applications signed on or after May 1, 2026.It is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Rate Sheet Supplement has no specified end date and can be superseded at any time. If Nationwide supersedes this Rate Sheet Supplement with a new Rate Sheet Supplement, the new Rate Sheet Supplement will be filed a minimum of 10 business days prior to its effective date.If your application is signed on or after the date shown above, and a new Rate Sheet Supplement is filed with an effective date on or before the date the contract is issued, then based on the optional benefit elected the following will apply:•If the applicable Lifetime Withdrawal Percentages increased, then the higher Lifetime Withdrawal Percentages in effect on the date the contract is issued will be applied to the contract.•However, if any applicable Lifetime Withdrawal Percentages decreased, then the Lifetime Withdrawal Percentages in effect on the date the application is signed will be applied to the contract.If your application was signed prior to the date shown above, please refer to your contract for the Lifetime Withdrawal Percentages that are applicable to your contract, or contact Nationwide's Service Center. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the EDGAR system at www.sec.gov (file number: 333-182494).7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	7% Nationwide Lifetime Income Rider's Lifetime Withdrawal Percentages*	Joint Option for the 7% Nationwide Lifetime Income Rider's Lifetime Withdrawal Percentages*
45 up to 59½	3.35%	3.00%
59½ through 64	4.35%	4.00%
65 through 69	5.35%	5.00%
70 through 74	5.35%	5.00%
75 through 80	5.85%	5.50%
81 and older	6.35%	6.10%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.